INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Equity Method Investment [Roll Forward]
At December 31, 2016	$ 4,224
Dividend received from associated companies	(256)
Purchase of additional capital	1,000	$ 754
Share of (loss) income	243
At June 30, 2017	$ 5,211
CCL
Schedule of Equity Method Investments [Line Items]
Ownership	25.00%		25.00%
Equity Method Investment [Roll Forward]
At December 31, 2016	$ 0
Dividend received from associated companies	0
Purchase of additional capital	0
Share of (loss) income	0
At June 30, 2017	$ 0
United Freight Carriers LLC
Schedule of Equity Method Investments [Line Items]
Ownership	50.00%		50.00%
Equity Method Investment [Roll Forward]
At December 31, 2016	$ 621
Dividend received from associated companies	0
Purchase of additional capital	0
Share of (loss) income	(58)
At June 30, 2017	$ 563
G.Opus
Schedule of Equity Method Investments [Line Items]
Ownership	50.00%		50.00%
Equity Method Investment [Roll Forward]
At December 31, 2016	$ 2,872
Dividend received from associated companies	0
Purchase of additional capital	1,000
Share of (loss) income	203
At June 30, 2017	$ 4,075
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership	22.19%		22.19%
Equity Method Investment [Roll Forward]
At December 31, 2016	$ 731
Dividend received from associated companies	(256)
Purchase of additional capital	0
Share of (loss) income	98
At June 30, 2017	$ 573